Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Cost of sales	₱ 7,375	₱ 8,882	₱ 9,528
Repairs and maintenance	850	613	823
Inventories and supplies (Note 18)	847	934	471
Selling and promotions	9	3	138
Inventories and supplies recognized as expense	₱ 9,081	₱ 10,432	₱ 10,960